ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable

	June 30, 2021	December 31, 2020
		(Audited)
Accounts receivable, cost	$4,900,739	$4,499,746
Less: allowance for doubtful accounts	–	–
Accounts receivable, net	$4,900,739	$4,499,746